UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05340
Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P. O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P. O. Box 876
Valley Forge, PA 19482
Registrant s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 31, 2016 November 30, 2017
Item 1: Reports to Shareholders

Annual Report | November 30, 2017

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Municipal Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
Results of Proxy Voting.	12
New Jersey Municipal Money Market Fund.	14
New Jersey Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	67
Glossary.	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2017, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 8.03% for Investor Shares and 8.14% for Admiral Shares. Those results exceeded the 7.77% return of the Bloomberg Barclays New Jersey Municipal Bond Index, the 5.58% return of the Bloomberg Barclays Municipal Bond Index, and the average 4.35% return of the fund’s peers. Vanguard New Jersey Municipal Money Market Fund gained 0.63%; its average peer return was 0.33%.

• Municipal bonds quickly recovered from the sell-off that had followed the presidential election. Overall, credit quality in the municipal bond market remained solid.

• Exposure to A-rated bonds with medium- and long-term maturities helped drive the Long-Term Fund’s performance.

• Please note that the Long-Term Fund adjusted its security selection parameters during the period. This change is addressed in the Advisor’s Report, which begins on page 7.

Total Returns: Fiscal Year Ended November 30, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Municipal Money Market
Fund	0.82%	1.59%	0.63%	0.00%	0.63%
Other States Tax-Exempt Money Market Funds
Average					0.33
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.72%	5.28%	3.75%	4.28%	8.03%
Admiral™ Shares	2.82	5.47	3.86	4.28	8.14
Bloomberg Barclays NJ Municipal Bond Index					7.77
New Jersey Municipal Debt Funds Average					4.35

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New Jersey Municipal Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the 2017 maximum federal tax rate of
43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2017
Average
Annual Return
New Jersey Municipal Money Market Fund	0.38%
Spliced New Jersey Tax-Exempt Money Market Funds Average	0.26
For a benchmark description, see the Glossary.

Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

New Jersey Long-Term Tax-Exempt Fund Investor Shares	4.38%
Bloomberg Barclays NJ Municipal Bond Index	4.57
New Jersey Municipal Debt Funds Average	3.70
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Municipal Money Market Fund	0.16%	—	0.21%
New Jersey Long-Term Tax-Exempt Fund	0.19	0.09%	0.92

The fund expense ratios shown are from the prospectus dated July 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the funds’ expense ratios were: for the New Jersey Municipal Money Market Fund, 0.16%; and
for the New Jersey Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the New Jersey Municipal Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey
Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the
Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

In my more than 30 years at Vanguard, I’ve seen both the best and worst that the markets have to offer.

A bullish start

The first part of my tenure, from 1986 through 1999, coincided with one of the greatest bull markets in stocks and bonds To be sure, there were disruptions along the way, including the 1987 stock market crash and the 1997 Asian financial crisis. But the overall experience was that of a seemingly tireless bull, with investors earning robust returns.

U.S. stocks climbed an average of about 19% a year during that period, and U.S. bonds rose almost 9%.1

Of course, I paid close attention to such sound investing practices as choosing the right asset allocation, rebalancing in a disciplined fashion, thinking long-term, and—especially important—keeping costs low. But even investors who didn’t focus on these were doing well. It seemed hard to go wrong when everything was going right.

A tough second half

During the second part of my tenure, the markets have been more challenging. We’ve seen two severe corrections: the 2001–2002 dot-com bust and the brutal 2008–2009 Global Financial Crisis.

1 For calendar years 1986 through 1999, as measured by the Standard & Poor’s 500 Index and the Bloomberg Barclays U.S. Aggregate
Bond Index.

Markets have clearly performed well over the years since the crisis, but they’ve done so against a backdrop of heightened uncertainty fueled by postcrisis regulatory changes and unprecedented monetary policy stimulus—not to mention stubbornly low economic growth, wage increases, and inflation.

Those factors are reflected in the far more modest market returns from 2000 through 2016: U.S. stocks gained an average of about 6% a year and U.S. bonds about 5%.2

In this more volatile, lower-return environment, those sound investing practices that may not have mattered to some investors in the earlier period actually mattered an awful lot.

What might the future hold?

No one can say for certain what lies ahead for the markets. However—and I realize this isn’t necessarily what investors want to hear—there are signs pointing to an increasingly challenging environment for both stocks and bonds.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.61%	10.73%	15.69%
Russell 2000 Index (Small-caps)	18.34	11.14	15.02
Russell 3000 Index (Broad U.S. market)	22.27	10.75	15.63
FTSE All-World ex US Index (International)	27.59	6.18	7.46

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.21%	2.11%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.58	2.79	2.55
Citigroup Three-Month U.S. Treasury Bill Index	0.77	0.34	0.21

CPI
Consumer Price Index	2.20%	1.46%	1.39%

2 For calendar years 2000 through 2016, as measured by the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Our economists recently issued Vanguard’s economic and market outlook for 2018. The report is packed with valuable insights about the global economy, inflation, interest rates, monetary policy, stock valuations, and bond yields. (You can read it at vanguard.com/research.)

A key takeaway is that investors should anticipate more “muted”—that’s economist-speak for “lower”—portfolio returns over the next ten years.

Given that outlook, the sound investing practices we’ve long promoted—diversification, rebalancing, discipline, and minimizing of costs—will be even more important for investment success. That’s true whether you’re an individual investor, an institutional investor, or an advisor working with clients.

Expectations for market returns

To develop Vanguard’s outlook, our economists use a proprietary statistical model that looks at a variety of inputs—valuations in particular—to run simulations over extended periods.* The output from the model includes ranges of potential returns from various asset classes and the probabilities of those outcomes.

For global stocks, the model projects that average annual returns over the next ten years could fall anywhere between roughly 0% and more than 10%, with the most likely outcome being 4.5%–6.5%. That range is far from a certainty, but for planning purposes, it’s a solid starting point. And it’s significantly lower than stocks’ long-term historical return of about 10% per year. Largely because of elevated valuations, the projected return range for U.S. stocks over the next ten years is even lower, at 3%–5%.

As for bonds, we expect action by the Federal Reserve and other major central banks to push yields a little higher, especially for shorter-term bonds. That upward movement would weigh on bond prices. Investors, though, would end up earning a little more income, which over time should more than offset any price declines.

The most likely range of average annual returns for global bonds over the next ten years is 2%–3%, according to our model. That’s also significantly lower than the long-term annual historical return of more than 5%.

* IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time. For more information, see the next page.

Being a silent partner isn’t enough

One of our senior investment strategists, Fran Kinniry, likes to say that investing is a partnership between you and the markets. Over the last 30 years, the markets have done much of the work for us. But if our outlook for muted returns is borne out, investors will likely have to do more of the heavy lifting. To stretch the analogy, you’ll need to become the majority partner.

I know that’s easier said than done. But boosting savings—putting an extra percent or two away each year for retirement, or, if you’ve already retired, drawing down savings a little more slowly—is within your control. These sacrifices can help
offset slimmer returns and pay off for
you in greater long-term financial security.

As always, thank you for investing
with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 14, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital
Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2017, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 8.03% for Investor Shares and 8.14% for Admiral Shares. The fund outpaced the 7.77% return of its benchmark, the Bloomberg Barclays New Jersey Municipal Bond Index, and the 4.35% average return of peer-group funds. Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.63%, exceeding the 0.33% average return of its peers.

Price appreciation and interest income contributed solidly to results. For both Investor and Admiral Shares, the capital return was 4.28%. Return from income was 3.75% for Investor Shares and 3.86% for Admiral Shares.

The Long-Term Fund’s yield was relatively flat as municipal bond prices recovered from a sell-off as the period began. The fund’s 30-day SEC yield decreased from 2.87% to 2.72% for Investor Shares and from 2.99% to 2.82% for Admiral Shares. The Money Market Fund, which owns bonds that are sensitive to monetary policy, saw its 7-day SEC yield jump from 0.42% to 0.82% as the Federal Reserve raised rates three times during the period.

The funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax. During the fiscal year, however, only the Money Market Fund owned such securities.

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	November 30,
Maturity	2016	2017
2 years	1.16%	1.57%
5 years	1.85	1.76
10 years	2.52	2.15
30 years	3.26	2.79
Source: Vanguard.

Please note that Vanguard changed the security selection parameters for the Long-Term Fund’s investable universe at the end of July. This adjustment may result in a higher risk profile for the fund. We seek to maintain at least 80% of the fund’s assets invested in investment-grade securities and no more than 20% in non-investment-grade securities at the time of purchase. The previous security selection policy required 75% in A-rated or better securities, up to 20% in BBB-rated, and only 5% in non-investment-grade securities. This change aligns the fund’s investment universe to the securities currently available in New Jersey.

The investment environment

The fiscal year began with a surge in market optimism after the U.S. presidential election. The new administration focused its policy agenda on tax reform, infrastructure spending, and greater deregulation, aiming to spark economic growth.

The Fed also was enthusiastic about the health of the U.S. economy. In December 2016, it raised the federal funds rate by a quarter percentage point—only the second increase in a decade—even as inflation still ran below the Fed’s 2% target. Given the outlook for stronger growth and higher inflation, investors turned toward riskier assets, leading bond prices to slump while many stock market indexes soared to record highs.

As 2017 arrived, however, the outlook dimmed a little as it became clear that the slate of policy initiatives could be harder to implement than anticipated. Moreover, inflation continued to disappoint, with weak readings proving less transient than expected and wage gains remaining modest despite a strong labor market. Some wary investors hedged their bets by edging back into bonds, lending support to prices.

The macroeconomic backdrop nevertheless remained positive. Economic growth stayed in line with recent trends, oscillating around 2%–2.5%. Employment gains remained relatively strong, averaging more than 160,000 jobs per month. That helped keep U.S. unemployment on a downward trajectory; it declined over the period from 4.8% to a 17-year low of 4.1%. The housing and manufacturing sectors also reported decent growth.

Those developments most likely played a part in the Fed’s decisions to raise interest rates again in March and June, which pushed its target range to 1%–1.25%, and to start trimming its $4.5 trillion balance sheet in October. These developments took the Fed further down the road of monetary policy normalization after its emergency intervention in the wake of the 2008–2009 Global Financial Crisis. (Shortly after the New Jersey funds’ fiscal year closed, the Fed raised rates another quarter percentage point, to 1.25%–1.5%.)

Demand for muni bonds proved uneven. Prices dropped in November and December 2016 as investors exited the market. Most of those losses were erased over the rest of the fiscal year.

Comparatively low yields in many developed markets helped as U.S. bonds remained attractive to international investors. Supply helped prices as well: New issuance was more or less flat compared with the same period a year earlier, but refunding fell off as interest rates climbed higher.

We continue to closely monitor New Jersey’s finances. In July, legislators passed a fiscal 2018 budget bill after gridlock had briefly shut down the government. The bill included a significant contribution to the state’s pension plan, achieved by shifting the state lottery’s assets to the pension. That move increased the funded ratio (on an actuarial basis) of New Jersey’s pension liability from 44.7% to 58.9%.

Credit-rating agencies considered this step to be neutral to slightly positive, as it only establishes a minimum floor for pension contributions while redirecting lottery revenues to the pension from the general fund. Funding for educational programs that had been paid for by lottery revenues will now have to come from the general fund.

During the funds’ fiscal year, New Jersey’s unemployment rate rose higher than the national average, from 4.8% at the start of the period to 4.9% in October, the most recent data available. And its economy grew at a slower pace than that of the United States as a whole, according to a gauge of current economic conditions published by the Federal Reserve Bank of Philadelphia.

Standard & Poor’s downgraded the state in late 2016, and Moody’s did so in March. The downgrades were primarily driven by the state’s growing pension liability (before the lottery-revenue agreement), persistent structural budget imbalances, and weak fund balances. All three rating agencies (Moody’s, S&P, and Fitch) currently have a stable outlook on New Jersey. However, we expect that its credit will be on a deteriorating trajectory over the medium to long term.

Although the state’s resident wealth and education levels are high, so are the cost of living and doing business in the state. New Jersey property taxes are also among the highest in the nation. A large foreclosure inventory and slow population growth also might limit future economic performance and revenue growth.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent analyses of bonds owned by the Long-Term Fund.

The Long-Term Fund has an overweight exposure to A-rated bonds. These bonds—especially those with maturities on the longer end of the curve and in the hospital and university revenue sectors—were among the fund’s top performers. Long-dated state general obligation bonds also contributed to returns. The fund benefited as well from an overweight allocation to premium callable bonds.

In the Money Market Fund, we maintained fairly high levels of liquidity and, notably in the spring, a short weighted average maturity in order to benefit sooner from any rise in rates. We also continued to hold variable-rate demand notes as their coupons reset periodically to reflect the prevailing interest-rate environment. That positioning, along with the fund’s low expense ratio, helped us outperform its peer group average for the period.

A look ahead

Despite long-term structural challenges that include slowing productivity growth and demographic trends, the U.S. economy should break above its long-term potential growth rate of about 2% in 2018.

The national unemployment rate has fallen to its lowest level since 2000 and is likely to move even lower. A reemergence of upward pressure on wages, along with stable and broader global growth and some recovery in commodity prices, may lead inflation to clock in stronger than financial markets now anticipate. Our long-term inflation outlook, however, is unchanged.

That backdrop should justify the Fed’s raising rates to at least 2% by the end of 2018. As for tapering its balance sheet, the Fed is likely to want to stick to the framework and timetable it laid out, barring unexpected new economic data or unintended consequences in the bond market from its tapering.

We have been closely monitoring developments in Washington that could affect municipal bonds. The new tax law contains provisions that will marginally affect the municipal bond market. The largest change is the elimination of issuers’ ability to issue advance refunding bonds (bonds issued to effectively repay existing debt at lower rates). This change is expected to modestly reduce municipal supply in 2018, but the reduction should be offset by the reduced demand from the lowering of personal and corporate tax rates. So we do not expect large changes to the municipal bond market as a result of the tax-law changes.

We are also closely monitoring any new policy initiatives in the state as a new administration takes office in 2018.

Volatility could well pick up from the low levels we’ve been experiencing. The list of potential catalysts for that is long and includes an inflation surprise, the federal debt ceiling, trade negotiations, and geopolitical tensions.

We nevertheless expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

John M. Carbone, Principal,
Portfolio Manager

Adam M. Ferguson, CFA,
Portfolio Manager

Vanguard Fixed Income Group

December 22, 2017

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	934,730,117	30,204,034	96.9%
Emerson U. Fullwood	934,543,767	30,390,384	96.9%
Amy Gutmann	927,227,285	37,706,866	96.1%
JoAnn Heffernan Heisen	933,318,463	31,615,688	96.7%
F. Joseph Loughrey	934,711,327	30,222,823	96.9%
Mark Loughridge	936,451,011	28,483,140	97.0%
Scott C. Malpass	934,991,825	29,942,325	96.9%
F. William McNabb III	936,098,353	28,835,798	97.0%
Deanna Mulligan	935,519,880	29,414,270	97.0%
André F. Perold	923,177,817	41,756,333	95.7%
Sarah Bloom Raskin	931,833,149	33,101,002	96.6%
Peter F. Volanakis	935,877,490	29,056,660	97.0%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
New Jersey Long-Term
Tax-Exempt Fund	89,911,304	4,268,680	5,112,816	19,113,641	75.9%
New Jersey Municipal
Money Market Fund	706,772,046	28,454,204	38,732,013	72,569,447	83.5%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
New Jersey Long-Term
Tax-Exempt Fund	91,295,320	3,959,630	4,037,849	19,113,641	77.1%
New Jersey Municipal
Money Market Fund	710,893,880	26,896,644	36,167,738	72,569,447	84.0%

New Jersey Municipal Money Market Fund

Fund Profile
As of November 30, 2017

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.82%
Average Weighted
Maturity	53 days

1 The expense ratio shown is from the prospectus dated July 24, 2017, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratio was 0.16%.

New Jersey Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

New Jersey Municipal Money Market
Fund	0.63%	0.18%	0.38%	$10,388
Spliced New Jersey Tax-Exempt Money
• • • • • • • •
Market Funds Average	0.33	0.08	0.26	10,260
For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New Jersey Municipal Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2008	2.27%	1.90%
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.24	0.08
2017	0.63	0.33
7-day SEC yield (11/30/2017): 0.82%
For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Municipal
Money Market Fund	2/3/1988	0.58%	0.16%	0.43%

New Jersey Municipal Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New Jersey (90.1%)
Bergen County NJ Improvement Authority
Multi-Family Housing Revenue (Kentshire
Apartments Project) VRDO	0.990%	12/7/17 LOC	15,900	15,900
Bergenfield NJ BAN	2.000%	2/28/18	9,192	9,215
Burlington County NJ Bridge Commission
Revenue	2.000%	4/24/18	5,265	5,281
Burlington County NJ BAN	5.000%	5/14/18	15,000	15,258
Burlington County NJ Bridge Commission
Revenue	2.000%	4/24/18	14,000	14,048
Burlington County NJ Bridge Commission
Revenue (Lutheran Home at Moorestown
Project) VRDO	0.960%	12/7/17 LOC	2,060	2,060
Cherry Hill Township NJ BAN	2.500%	6/7/18	6,907	6,956
Cherry Hill Township NJ BAN	3.000%	10/16/18	10,000	10,168
Clifton NJ BAN	2.250%	10/4/18	5,000	5,050
Cranford Township NJ BAN	2.000%	5/18/18	9,500	9,538
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.980%	12/7/17 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.950%	12/7/17 LOC	21,230	21,230
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.960%	12/7/17 LOC	16,615	16,615
Denville Township NJ BAN	2.250%	10/10/18	3,291	3,320
East Hanover Township NJ BAN	2.000%	8/17/18	5,000	5,031
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	0.980%	12/7/17 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	1.060%	12/7/17 LOC	9,615	9,615
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.920%	12/7/17 LOC	17,115	17,115
Fort Lee NJ BAN	2.500%	11/9/18	1,010	1,022

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.930%	12/1/17	32,400	32,400
Haddonfield NJ BAN	2.500%	6/22/18	5,000	5,038
Hoboken NJ BAN	3.000%	3/12/18	1,930	1,940
1 Hudson County NJ BAN	3.000%	12/12/18	5,084	5,159
Hudson County NJ BAN	2.500%	12/14/17	3,000	3,001
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental
Loan Revenue VRDO	0.980%	12/7/17 LOC	6,050	6,050
2 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	1.010%	12/7/17	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/5/18	4,648	4,666
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	6/15/18	3,000	3,018
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	10/18/18	5,747	5,803
Lakewood Township NJ BAN	2.000%	12/5/17 (ETM)	6,925	6,926
Lawrence Township NJ BAN	2.000%	7/20/18	10,000	10,054
Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,671
Mercer County NJ BAN	2.000%	8/28/18	10,000	10,065
Middlesex County NJ BAN	2.000%	6/13/18	10,000	10,055
Monroe Township NJ BAN	2.000%	6/13/18	5,000	5,025
Morris Plains NJ BAN	2.250%	6/29/18	5,400	5,435
Mount Laurel Township NJ BAN	2.000%	3/7/18	9,100	9,123
Mount Laurel Township NJ BAN	2.000%	3/7/18	7,690	7,709
New Jersey Economic Development
Authority Revenue (Applewood Estates
Project) VRDO	0.990%	12/7/17 LOC	14,900	14,900
New Jersey Economic Development
Authority Revenue (Columbia University
Project) CP	0.810%	12/5/17	5,545	5,545
New Jersey Economic Development
Authority Revenue (Cooper Health
System Project) VRDO	0.950%	12/7/17 LOC	18,700	18,700
New Jersey Economic Development
Authority Revenue (Stolthaven Project)
VRDO	0.930%	12/7/17 LOC	25,000	25,000
New Jersey Economic Development
Authority Revenue Pollution Control
Revenue (Exxon Project) VRDO	0.940%	12/1/17	5,700	5,700
2 New Jersey Economic Development
Authority Revenue TOB VRDO	1.000%	12/7/17 LOC	45,000	45,000
New Jersey Economic Development
Authority Revenue(Trustees of the
Lawrenceville School Project) VRDO	0.710%	12/1/17	19,000	19,000
New Jersey Economic Development
Authority Revenue(Trustees of the
Lawrenceville School Project) VRDO	0.780%	12/1/17	25,000	25,000
New Jersey Economic Development
Authority Special Facility Revenue
(Port Newark Container) VRDO	0.970%	12/7/17 LOC	24,100	24,100

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.990%	12/7/17	1,500	1,500
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.990%	12/7/17	15,500	15,500
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	1,000	1,023
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.990%	12/7/17	4,330	4,330
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.000%	12/7/17	3,330	3,330
2 New Jersey Environmental Infrastructure
Trust Revenue TOB VRDO	1.000%	12/7/17	4,530	4,530
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.980%	12/7/17 LOC	26,210	26,210
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.980%	12/7/17 LOC	30,400	30,400
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) VRDO	0.990%	12/7/17 LOC	14,320	14,320
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.950%	12/7/17 LOC	9,000	9,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.970%	12/7/17 LOC	6,285	6,285
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.980%	12/7/17 LOC	14,140	14,140
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.960%	12/7/17 LOC	8,540	8,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.960%	12/7/17 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	1.000%	12/7/17 LOC	4,400	4,400
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.950%	12/7/17 LOC	13,910	13,910
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.960%	12/7/17 LOC	11,510	11,510
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.870%	12/1/17 LOC	1,600	1,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.950%	12/7/17 LOC	49,545	49,545
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.950%	12/7/17 LOC	800	800
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB
VRDO	0.990%	12/7/17	3,085	3,085

19

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB
VRDO	1.060%	12/7/17	24,810	24,810
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	0.990%	12/7/17 LOC	6,615	6,615
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	0.990%	12/7/17 LOC	38,290	38,290
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	1.020%	12/7/17 LOC	52,585	52,585
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
VRDO	1.020%	12/7/17 LOC	1,500	1,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.000%	12/7/17	24,050	24,050
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.000%	12/7/17	31,300	31,300
2 New Jersey TRAN TOB VRDO	1.000%	12/7/17 LOC	55,000	55,000
Ocean City NJ BAN	2.000%	6/14/18	5,000	5,025
Port Authority of New York & New Jersey
Revenue CP	0.870%	12/12/17	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	0.900%	12/12/17	8,495	8,495
Port Authority of New York & New Jersey
Revenue CP	0.890%	12/13/17	6,285	6,285
Port Authority of New York & New Jersey
Revenue CP	0.900%	12/19/17	14,840	14,840
Port Authority of New York & New Jersey
Revenue CP	0.900%	1/11/18	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	1.000%	1/17/18	11,665	11,665
Port Authority of New York & New Jersey
Revenue CP	0.990%	2/1/18	8,845	8,845
Port Authority of New York & New Jersey
Revenue CP	1.040%	2/1/18	8,900	8,900
Port Authority of New York & New Jersey
Revenue CP	0.990%	2/8/18	13,600	13,600
Port Authority of New York & New Jersey
Revenue CP	1.040%	2/15/18	7,600	7,600
Port Authority of New York & New Jersey
Revenue CP	1.010%	2/21/18	4,345	4,345
Port Authority of New York & New Jersey
Revenue CP	1.050%	3/6/18	11,815	11,815
Port Authority of New York & New Jersey
Revenue CP	1.360%	8/16/18	2,000	2,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.980%	12/7/17	2,400	2,400
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.980%	12/7/17	3,750	3,750

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.990%	12/7/17	2,470	2,470
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.000%	12/7/17	1,170	1,170
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.000%	12/7/17	3,500	3,500
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.020%	12/7/17	2,100	2,100
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.030%	12/7/17	1,000	1,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.050%	12/7/17	2,385	2,385
Roseland NJ BAN	2.000%	5/8/18	6,284	6,305
Rutgers State University New Jersey CP	1.030%	3/1/18	13,049	13,049
2 Rutgers State University New Jersey
Revenue TOB VRDO	0.980%	12/7/17	4,035	4,035
2 Rutgers State University New Jersey
Revenue TOB VRDO	0.980%	12/7/17	2,315	2,315
2 Rutgers State University New Jersey
Revenue TOB VRDO	0.980%	12/7/17	5,740	5,740
2 Rutgers State University New Jersey
Revenue TOB VRDO	1.000%	12/7/17	11,780	11,780
2 Rutgers State University New Jersey
Revenue TOB VRDO	1.000%	12/7/17	6,700	6,700
2 Rutgers State University New Jersey
Revenue TOB VRDO	1.010%	12/7/17	14,800	14,800
Secaucus NJ BAN	2.000%	8/10/18	4,627	4,656
Secaucus NJ BAN	2.250%	10/19/18	6,500	6,565
Somerset County NJ BAN	2.250%	9/18/18	10,000	10,101
Summit NJ BAN	2.000%	4/6/18	11,578	11,614
Sussex County NJ GO	2.000%	6/27/18	7,300	7,337
Union County NJ BAN	2.250%	6/22/18	20,000	20,125
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.930%	12/1/17	21,475	21,475
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.940%	12/1/17	6,600	6,600
2 Union County NJ Utilities Authority Revenue
TOB VRDO	0.970%	12/7/17	3,500	3,500
2 Union County NJ Utilities Authority Revenue
TOB VRDO	1.040%	12/7/17	8,815	8,815
West Milford Township NJ BAN	3.000%	9/21/18	5,000	5,080
Woodbridge Township NJ BAN	2.000%	8/17/18	4,450	4,481
Woodbridge Township NJ BAN	2.500%	8/17/18	8,900	8,993
Total Tax-Exempt Municipal Bonds (Cost $1,288,844)				1,288,844

New Jersey Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	76
Receivables for Investment Securities Sold	245
Receivables for Capital Shares Issued	2,020
Receivables for Accrued Income	3,852
Other Assets	1,275
Total Other Assets	7,468
Liabilities
Payables for Investment Securities Purchased	(5,159)
Payables for Capital Shares Redeemed	(1,584)
Payables for Distributions	(52)
Payables to Vanguard	(96)
Total Liabilities	(6,891)
Net Assets (100%)
Applicable to 1,289,136,807 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,289,421
Net Asset Value Per Share	$1.00

At November 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,289,425
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(5)
Net Assets	1,289,421

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $221,420,000, representing 17.2% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Municipal Money Market Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	9,846
Total Income	9,846
Expenses
The Vanguard Group—Note B
Investment Advisory Services	337
Management and Administrative	1,318
Marketing and Distribution	264
Custodian Fees	16
Auditing Fees	30
Shareholders’ Reports and Proxy	28
Trustees’ Fees and Expenses	1
Total Expenses	1,994
Net Investment Income	7,852
Realized Net Gain (Loss) on Investment Securities Sold	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,850

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,852	2,940
Realized Net Gain (Loss)	(2)	2
Net Increase (Decrease) in Net Assets Resulting from Operations	7,850	2,942
Distributions
Net Investment Income	(7,852)	(2,939)
Realized Capital Gain	—	—
Total Distributions	(7,852)	(2,939)
Capital Share Transactions (at $1.00 per share)
Issued	719,105	715,299
Issued in Lieu of Cash Distributions	7,490	2,820
Redeemed	(635,193)	(864,720)
Net Increase (Decrease) from Capital Share Transactions	91,402	(146,601)
Total Increase (Decrease)	91,400	(146,598)
Net Assets
Beginning of Period	1,198,021	1,344,619
End of Period[1]	1,289,421	1,198,021
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.002	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.006	.002	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	0.24%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,289	$1,198	$1,345	$1,474	$1,621
Ratio of Total Expenses to Average Net Assets	0.16%	0.14%[3]	0.08%[3]	0.08%[3]	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	0.63%	0.23%	0.01%	0.01%	0.01%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014,
and 0.16% for 2013. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund changed its name from Vanguard New Jersey Tax-Exempt Money Market Fund to Vanguard New Jersey Municipal Money Market Fund in February 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

New Jersey Municipal Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $76,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended November 30, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $485,640,000 and $557,225,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.72%	2.82%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays	Barclays
		NJ Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	524	1,331	50,546

Yield to Maturity
(before expenses)	2.9%	2.9%	2.5%

Average Coupon	4.5%	4.5%	4.7%

Average Duration	6.8 years	5.9 years	5.9 years

Average Stated
Maturity	15.5 years	11.9 years	13.0 years

Short-Term
Reserves	3.0%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.96	0.93
Beta	0.95	1.19
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.6%
1 - 3 Years	4.8
3 - 5 Years	2.6
5 - 10 Years	10.7
10 - 20 Years	45.5
20 - 30 Years	29.5
Over 30 Years	3.3

Distribution by Credit Quality (% of portfolio)
AAA	2.6%
AA	22.0
A	35.9
BBB	37.8
B	0.2
Not Rated	1.5

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2017

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	New Jersey Long-Term Tax-Exempt
	Fund Investor Shares	8.03%	3.14%	4.38%	$15,349
	Bloomberg Barclays NJ Municipal Bond
• • • • • • • •
	Index	7.77	2.85	4.57	15,631

– – – –	New Jersey Municipal Debt Funds
	Average	4.35	1.79	3.70	14,380
	Bloomberg Barclays Municipal Bond
	Index	5.58	2.55	4.38	15,347
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	8.14%	3.23%	4.46%	$77,385
Bloomberg Barclays NJ Municipal Bond
Index	7.77	2.85	4.57	78,157

Bloomberg Barclays Municipal Bond Index	5.58	2.55	4.38	76,734

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
				Bloomberg
				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.11%	-7.60%	-3.49%	-2.61%
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	3.82	5.00	8.82	7.49
2015	3.55	-1.38	2.17	1.34
2016	3.48	-2.42	1.06	1.39
2017	3.75	4.28	8.03	7.77

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	1.55%	3.50%	3.92%	0.54%	4.46%
Admiral Shares	5/14/2001	1.66	3.59	4.00	0.54	4.54

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
New Jersey (98.4%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,829
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,499
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	291
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	859
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,127
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,401
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,514
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	7,977
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	488
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,593
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	311
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/31	1,000	1,199
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/36	1,000	1,178
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,719
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/28	1,500	1,668
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/29	3,500	3,874
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/30	3,805	4,196

32

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/31	2,500	2,744
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/32	2,500	2,736
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/33	1,000	1,091
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.000%	2/15/34	1,500	1,632
Camden County NJ Improvement Authority
Health Care Redevelopment Project
Revenue (Cooper Health System
Obligated Group)	5.750%	2/15/42	12,625	13,982
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School
of Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,870
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,225	3,642
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,600	4,065
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/32	500	587
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/34	500	581
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	500	526
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	880	922
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,000	1,047
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,302
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,580
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,042
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	351
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,500	1,787
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	579
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,659
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,826

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,263
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,399
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,330
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,424
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,764
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,909
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	17,092
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,846
Fort Lee NJ Parking Authority Parking
Revenue	5.000%	9/15/46	5,000	5,805
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	4,637
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	22,485
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,711
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	11/1/27 (4)	1,500	1,781
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	11/1/28 (4)	1,500	1,769
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,759
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/30	3,910	4,476
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,402
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/31	1,950	2,224
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/32	1,775	2,018
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/33	2,275	2,580
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/34	1,200	1,356
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,063
Gloucester County NJ Improvement
Authority Revenue (Rowan University)	5.000%	7/1/44	1,500	1,671
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.930%	12/1/17	5,500	5,500
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	375	379

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental
Loan Revenue VRDO	0.980%	12/7/17 LOC	2,700	2,700
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,316
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	8,084
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,159
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,252
Jersey City NJ GO	5.000%	11/1/31	510	600
Jersey City NJ GO	5.000%	11/1/33	415	488
Jersey City NJ GO	4.000%	11/1/34	2,000	2,138
Jersey City NJ GO	4.000%	11/1/35	1,155	1,230
Jersey City NJ GO	4.000%	11/1/36	1,765	1,875
Jersey City NJ GO	5.000%	11/1/37	1,000	1,162
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,804
Middlesex County NJ COP	4.000%	6/15/28	350	392
Monmouth County NJ Improvement
Authority Lease Revenue (Brookdale
Community College)	5.875%	8/1/18 (Prere.)	1,000	1,030
Monmouth County NJ Improvement
Authority Lease Revenue (Brookdale
Community College)	6.000%	8/1/18 (Prere.)	3,900	4,020
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,390
New Brunswick NJ Parking Authority
Revenue	5.000%	9/1/25	615	686
New Brunswick NJ Parking Authority
Revenue	5.000%	9/1/28	465	517
New Brunswick NJ Parking Authority
Revenue	5.000%	9/1/30	570	632
New Brunswick NJ Parking Authority
Revenue	5.000%	9/1/31	600	664
New Brunswick NJ Parking Authority
Revenue	4.000%	9/1/37 (4)	2,000	2,080
New Brunswick NJ Parking Authority
Revenue	5.000%	9/1/39 (15)	2,000	2,301
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	451
New Jersey Building Authority Revenue	4.000%	6/15/30	605	617
New Jersey Casino Reinvestment
Development Authority Revenue
(Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,221
New Jersey Casino Reinvestment
Development Authority Revenue
(Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,767
New Jersey Casino Reinvestment
Development Authority Revenue
(Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,254
New Jersey Casino Reinvestment
Development Authority Revenue
(Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,651

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Casino Reinvestment
Development Authority Revenue
(Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,371
New Jersey Casino Reinvestment
Development Authority Revenue
(Luxury Tax)	5.250%	11/1/44	13,930	14,782
New Jersey Economic Development
Authority Lease Revenue (Rutgers
State University)	5.000%	6/15/38	4,650	5,216
New Jersey Economic Development
Authority Lease Revenue (Rutgers
State University)	5.000%	6/15/46	7,150	7,947
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	2,375	2,626
New Jersey Economic Development
Authority Revenue	4.125%	6/15/26	2,500	2,611
New Jersey Economic Development
Authority Revenue	4.125%	6/15/27	2,750	2,865
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	5,000	5,802
New Jersey Economic Development
Authority Revenue	5.500%	6/15/30	9,000	10,429
New Jersey Economic Development
Authority Revenue	5.500%	6/15/31	5,475	6,339
New Jersey Economic Development
Authority Revenue	5.250%	6/15/32	6,000	6,640
New Jersey Economic Development
Authority Revenue	5.000%	6/15/33	3,500	3,833
New Jersey Economic Development
Authority Revenue	5.250%	6/15/33	6,000	6,627
New Jersey Economic Development
Authority Revenue	5.000%	6/15/34	3,000	3,273
New Jersey Economic Development
Authority Revenue	5.000%	6/15/35	1,800	1,956
New Jersey Economic Development
Authority Revenue	5.250%	6/15/40	10,000	10,846
New Jersey Economic Development
Authority Revenue	5.000%	6/15/41	4,250	4,603
New Jersey Economic Development
Authority Revenue	5.000%	6/15/42	5,000	5,393
New Jersey Economic Development
Authority Revenue (Bancroft
NeuroHealth Project)	5.000%	6/1/41	2,105	2,161
New Jersey Economic Development
Authority Revenue (Biomedical
Research Facilities)	5.000%	7/15/27	1,000	1,119
New Jersey Economic Development
Authority Revenue (Biomedical
Research Facilities)	5.000%	7/15/28	1,000	1,111
New Jersey Economic Development
Authority Revenue (Biomedical
Research Facilities)	5.000%	7/15/30	1,000	1,100
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,048

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,762
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,526
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,200
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,147
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,498
New Jersey Economic Development
Authority Revenue (Lions Gate Project)	5.250%	1/1/44	4,130	4,264
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.250%	7/1/24 (14)	6,000	6,842
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.250%	7/1/25 (ETM)	640	786
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.250%	7/1/25 (14)	5,360	6,180
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.250%	7/1/26 (ETM)	475	593
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.250%	7/1/26 (14)	2,025	2,357
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.000%	7/1/28 (15)	4,000	4,680
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	3.375%	7/1/30	4,000	3,870
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	4.000%	7/1/32	3,250	3,250
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	5.000%	7/1/33	2,000	2,186
New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge)	4.000%	7/1/34	2,500	2,476
1 New Jersey Economic Development
Authority Revenue (Motor Vehicle
Surcharge) TOB VRDO	1.120%	12/7/17	4,250	4,250
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/17 (ETM)	120	120
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/18	665	680
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/19	1,560	1,620

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	6/15/19 (Prere.)	7,705	8,154
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/19 (Prere.)	4,065	4,298
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	9/1/19 (Prere.)	8,000	8,458
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/19	810	848
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/19	2,100	2,211
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	12/15/19 (2)	3,550	3,776
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	3/1/21 (Prere.)	3,005	3,334
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	3/1/21 (Prere.)	1,210	1,342
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.750%	3/1/21 (Prere.)	2,700	3,033
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/22	1,110	1,198
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/23	2,290	2,472
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.750%	9/1/23	300	329
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/24	375	404
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	9/1/24 (2)	1,500	1,721
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/25	2,500	2,717
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/25 (4)	2,380	2,662
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/25	3,460	3,726
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	9/1/25 (4)	1,660	1,959

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/26	5,000	5,423
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/26	6,105	6,890
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/26	3,000	3,207
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/27	5,000	5,413
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/27	1,000	1,068
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/28	21,965	23,693
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	6/15/28	6,465	7,546
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	9/1/28 (14)	2,165	2,588
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/29	7,500	8,060
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	9/1/29 (14)	7,055	8,525
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.500%	12/15/29	3,815	3,983
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/30	6,360	6,816
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/30	6,975	7,564
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	4.750%	6/15/31	2,270	2,443
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/31	4,000	4,311
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/31	7,105	7,408
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/32	4,005	4,287
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/32	3,780	3,941

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/33 (4)	1,500	1,626
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/34	2,685	2,896
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/35	12,095	12,864
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/38	5,000	5,300
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	6/15/40	11,485	12,214
1 New Jersey Economic Development
Authority Revenue (School Facilities
Construction) TOB VRDO	1.090%	12/7/17 (12)	1,235	1,235
New Jersey Economic Development
Authority Revenue (United Methodist
Homes Obligated Group)	4.000%	7/1/24	2,000	2,088
New Jersey Economic Development
Authority Revenue (United Methodist
Homes Obligated Group)	5.000%	7/1/29	2,000	2,165
New Jersey Economic Development
Authority Revenue (West Campus
Housing LLC)	5.000%	7/1/35	6,025	6,444
New Jersey Economic Development
Authority Revenue (West Campus
Housing LLC)	5.000%	7/1/38	700	746
New Jersey Economic Development
Authority Revenue (West Campus
Housing LLC)	5.000%	7/1/47	7,595	7,915
New Jersey Economic Development
Authority Revenue (Jewish Community
Foundation of MetroWest NJ Inc.) VRDO	1.110%	12/7/17 LOC	5,400	5,400
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Kean University
Student Housing Project)	5.000%	7/1/32	1,100	1,215
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Kean University
Student Housing Project)	5.000%	7/1/37	600	652
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Kean University
Student Housing Project)	5.000%	7/1/47	1,500	1,617
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair
State University Student Housing Project)	5.000%	6/1/18	1,390	1,411

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair
State University Student Housing Project)	5.375%	6/1/25	1,440	1,542
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair
State University Student Housing Project)	5.750%	6/1/31	1,160	1,256
New Jersey Economic Development
Authority Revenue (Provident Group-
Montclair Properties LLC - Montclair
State University Student Housing Project)	5.875%	6/1/42	8,280	8,903
New Jersey Economic Development
Authority Revenue (Provident Group-
Rowan Properties LLC - Rowan University
Housing Project)	5.000%	1/1/30	2,515	2,741
New Jersey Economic Development
Authority Revenue (Provident Group-
Rowan Properties LLC - Rowan University
Housing Project)	5.000%	1/1/35	2,000	2,148
New Jersey Economic Development
Authority Revenue (Provident Group-
Rowan Properties LLC - Rowan University
Housing Project)	5.000%	1/1/48	13,000	13,810
2 New Jersey Economic Development
Authority Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,285	2,703
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Light Rail Transit System
Project)	5.000%	5/1/19	3,580	3,707
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,157
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	862
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,050
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,307
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,393
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,778
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,002
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,001
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,673
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,030
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,149
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	13,291

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	2,952
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	2,935
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,923
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	2,910
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,629
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,617
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	87
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,279
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,381
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,301
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	9,086
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,438
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,107
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of
Technology)	5.000%	7/1/31	1,000	1,074
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,776
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,644
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,318
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,597
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,674
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,754
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,898
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,886
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,277
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,404
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,629
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,000	2,367

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	655
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,327
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,127
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	487
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	959
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,620
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,345
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,312
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,672
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,163
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/29	1,320	1,553
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	1,720	2,000
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	1,230	1,423
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,540
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,274
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,982
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,438
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,539
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,690
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	2,890	3,254
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,655
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,675
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,376
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,858
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,314
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	70
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,875

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,160
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,476
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,652
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	1,991
New Jersey GO	5.000%	6/1/28	2,180	2,489
New Jersey GO	5.000%	6/1/29	4,955	5,628
New Jersey GO	5.000%	6/1/31	4,590	5,172
New Jersey GO	5.000%	6/1/31	4,000	4,498
New Jersey GO	5.000%	6/1/32	2,760	3,100
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	12,074
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,437
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,726
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	97
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	881
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,182
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	583
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	348
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	16,506
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	24,986
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	1,335	1,427
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	2,225	2,498
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,339
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,189
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	1,330	1,422
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	2,025	2,165

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	2,170	2,315
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	1,335	1,604
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/28	6,095	7,328
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/29	4,885	5,836
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,335	2,764
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	4,000	4,661
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	7,835
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	2,895
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	5,000	5,782
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,395
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	3,000	3,395
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	4,000	4,640
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,215	3,426
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,662
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/31	700	786
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/32	800	896
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/33	1,615	1,804
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/34	1,415	1,577

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/45	4,050	4,450
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	2,862
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,699
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,277
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,397
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	13,000	13,354
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.120%	12/7/17	4,490	4,490
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	5,849
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,787
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,541
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,111
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,806
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,248
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health
Systems)	5.000%	7/1/31	2,910	3,167
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health
Systems)	5.000%	7/1/37	4,960	5,316
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health
Systems)	5.000%	7/1/42	1,750	1,870
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
System Obligated Group)	5.000%	7/1/18 (Prere.)	4,115	4,203
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
System Obligated Group)	5.000%	7/1/18 (Prere.)	560	572

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
System Obligated Group)	5.000%	7/1/25	2,000	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
System Obligated Group)	5.000%	7/1/27	3,635	4,065
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
System Obligated Group)	5.000%	7/1/27	1,310	1,484
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
System Obligated Group)	5.000%	7/1/32	2,000	2,226
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,169
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,284
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	2,991
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,780
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,468
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,563
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	1/1/20 (Prere.)	5,500	5,880
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,141
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,447
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,362
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,070	8,035
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,927
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,477
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,181

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,647
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,000	5,724
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	25,245
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	1,180
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/21 (Prere.)	2,000	2,228
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/21 (Prere.)	5,260	5,973
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/21 (Prere.)	2,330	2,646
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/28	1,500	1,708
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/29	1,335	1,510
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/30	1,100	1,237
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/31	1,200	1,342
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/34	1,250	1,263
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/35	3,185	3,506
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/36	1,000	1,097
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/41	3,500	3,797
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/48	8,000	7,861
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	5,991
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/27	1,165	1,337

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/28	1,000	1,140
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/29	2,875	3,260
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/30	800	901
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/30	2,745	3,093
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,336
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,900
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,353
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,877
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,704
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,548
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,384
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,703
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,217
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,412
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.950%	12/7/17 LOC	3,500	3,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	2,860	3,009
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	855	904
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	855	903
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,552
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.170%	12/7/17	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,004
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,039
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,575	1,616
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	526
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	2,115	2,418

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,040	1,161
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,885
New Jersey Institute of Technology Revenue	5.000%	7/1/42	4,810	5,318
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,340
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,218
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/19	2,000	2,076
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/20	2,000	2,124
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/27	7,850	8,823
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/28	6,150	6,873
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/29	5,685	6,331
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/30	7,995	8,867
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/31	4,750	4,834
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/25	4,500	4,871
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/27	11,245	12,180
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/31	1,500	1,633
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/32	10,000	10,693
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/33	4,500	4,802
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	0.000%	12/15/36	600	257
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.750%	6/15/38	2,850	2,997
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	10,550	11,364
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	6,575	6,974
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.500%	6/15/39	5,400	5,899
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/41	7,700	8,399
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	3,585	3,809
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/45	1,000	1,068
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/46	5,385	5,750

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,824
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/20	5,000	5,282
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/23	3,900	3,136
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,346
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26	5,515	3,891
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,435
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/27	5,000	5,350
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.125%	6/15/28	5,245	5,619
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	14,380	9,220
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	3,955	2,536
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28 (2)	755	494
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/29	2,785	2,993
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29 (4)	16,970	10,713
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29	13,810	8,415
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/30	3,065	3,281
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/31	5,395	5,763
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	6,000	6,547
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	11,860	6,556
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31 (14)	4,190	2,371
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	16,275	17,532
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32 (4)	34,280	19,014
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32	150	79
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32	995	523
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	3,000	1,500
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	5,000	2,500
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	8,515	4,044
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	60	29

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	6/15/35	385	431
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/35	150	68
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/36	3,000	3,202
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/36	6,710	2,877
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	1,265	516
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	85	35
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	6,225	2,417
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	15,645	6,074
3 New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,177
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/38	3,360	3,505
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/39	230	85
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/41	8,000	8,582
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	15,535	16,345
1 New Jersey Transportation Trust Fund
Authority Transportation System Revenue
TOB VRDO	1.020%	12/7/17 LOC	3,400	3,400
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,225	1,269
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	10,000	10,395
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	6,400	6,842
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,611
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,552
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,396
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,456
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,538
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,446
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	18
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,854
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,435
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	10	12
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	4,000	4,733
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,140
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,547
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,666
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	695
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	2,275	2,353
New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,667
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	19,395
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,573
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,095
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	16,217

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New Jersey Turnpike Authority Revenue
TOB VRDO	1.070%	12/7/17	4,170	4,170
1 New Jersey Turnpike Authority Revenue
TOB VRDO	1.120%	12/7/17	3,335	3,335
Newark NJ Housing Authority Port Authority-
Port Newark Marine Terminal Revenue (City
of Newark Redevelopment Projects)	4.000%	1/1/37	8,500	9,100
Ocean County NJ Utility Authority
Wastewater Revenue	6.600%	1/1/18 (ETM)	490	492
Passaic County NJ Improvement Authority
Government Loan Revenue (City of
Paterson Project)	5.000%	6/15/34	1,000	1,159
Passaic County NJ Improvement Authority
Government Loan Revenue (City of
Paterson Project)	5.000%	6/15/35	1,200	1,389
Passaic Valley NJ Water Commission
Revenue	5.000%	12/15/32 (4)	1,385	1,606
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,548
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,785
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,568
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	8,052
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,385
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	5,949
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,680
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,634
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,652
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,056
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,711
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,471
Port Authority of New York & New Jersey
Special Obligation Revenue (John F.
Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,482
Port Authority of New York & New Jersey
Special Obligation Revenue (John F.
Kennedy International Air Terminal LLC)	6.000%	12/1/36	3,000	3,334
Port Authority of New York & New Jersey
Special Obligation Revenue (John F.
Kennedy International Air Terminal LLC)	6.000%	12/1/42	5,000	5,549
Rutgers State University New Jersey
Revenue	5.000%	5/1/28	4,000	4,581
Rutgers State University New Jersey
Revenue	5.000%	5/1/30	5,000	5,713

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Rutgers State University New Jersey
Revenue	5.000%	5/1/30	7,655	9,028
Rutgers State University New Jersey
Revenue	5.000%	5/1/33	7,000	7,990
Rutgers State University New Jersey
Revenue	5.000%	5/1/36	3,000	3,411
Rutgers State University New Jersey
Revenue	5.000%	5/1/38	14,290	16,249
Rutgers State University New Jersey
Revenue	5.000%	5/1/43	13,650	15,514
Rutgers State University New Jersey
Revenue VRDO	0.870%	12/1/17	22,170	22,170
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,808
2 South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,697
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,328
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,326
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,133
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,455
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,540
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,265
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,670
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,245
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	450	501
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,447
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	10,275	2,859
Union County NJ Improvement Authority
Lease Revenue (Family Court Building
Project)	5.000%	5/1/42	5,000	5,523
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.930%	12/1/17	4,700	4,700
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,367
				2,076,598
Guam (0.4%)
Guam Government Business Privilege
Tax Revenue	5.000%	11/15/39	2,200	2,384
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,355
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,256
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,484
				8,479
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	908
Total Tax-Exempt Municipal Bonds (Cost $2,008,187)				2,085,985

New Jersey Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (1.1%)
Other Assets
Investment in Vanguard	127
Receivables for Accrued Income	32,094
Receivables for Capital Shares Issued	1,240
Variation Margin Receivable—Futures Contracts	228
Other Assets	230
Total Other Assets	33,919
Liabilities
Payables for Investment Securities Purchased	(5,409)
Payables for Capital Shares Redeemed	(933)
Payables for Distributions	(1,678)
Payables to Vanguard	(1,881)
Variation Margin Payable—Futures Contracts	(237)
Total Liabilities	(10,138)
Net Assets (100%)	2,109,766

At November 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,021,119
Undistributed Net Investment Income	127
Accumulated Net Realized Gains	10,708
Unrealized Appreciation (Depreciation)
Investment Securities	77,798
Futures Contracts	14
Net Assets	2,109,766

Investor Shares—Net Assets
Applicable to 19,431,965 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	235,009
Net Asset Value Per Share—Investor Shares	$12.09

Admiral Shares—Net Assets
Applicable to 155,015,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,874,757
Net Asset Value Per Share—Admiral Shares	$12.09

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $22,880,000, representing 1.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
3 Securities with a value of $732,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2018	352	75,471	(47)
5-Year U.S. Treasury Note	March 2018	224	26,061	(98)
10-Year U.S. Treasury Note	March 2018	105	13,025	(74)
Ultra Long U.S. Treasury Bond	March 2018	57	9,398	(89)
				(308)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(352)	(46,877)	319
30-Year U.S. Treasury Bond	March 2018	(2)	(303)	3
				322
				14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	76,300
Total Income	76,300
Expenses
The Vanguard Group—Note B
Investment Advisory Services	274
Management and Administrative—Investor Shares	344
Management and Administrative—Admiral Shares	1,194
Marketing and Distribution—Investor Shares	42
Marketing and Distribution—Admiral Shares	104
Custodian Fees	24
Auditing Fees	36
Shareholders’ Reports and Proxy—Investor Shares	21
Shareholders’ Reports and Proxy—Admiral Shares	22
Trustees’ Fees and Expenses	1
Total Expenses	2,062
Net Investment Income	74,238
Realized Net Gain (Loss)
Investment Securities Sold	11,541
Futures Contracts	(245)
Realized Net Gain (Loss)	11,296
Change in Unrealized Appreciation (Depreciation)
Investment Securities	73,238
Futures Contracts	14
Change in Unrealized Appreciation (Depreciation)	73,252
Net Increase (Decrease) in Net Assets Resulting from Operations	158,786

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,238	74,537
Realized Net Gain (Loss)	11,296	17,562
Change in Unrealized Appreciation (Depreciation)	73,252	(68,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,786	23,252
Distributions
Net Investment Income
Investor Shares	(8,287)	(8,882)
Admiral Shares	(65,484)	(65,626)
Realized Capital Gain[1]
Investor Shares	(1,883)	(419)
Admiral Shares	(14,150)	(3,009)
Total Distributions	(89,804)	(77,936)
Capital Share Transactions
Investor Shares	(6,486)	(1,426)
Admiral Shares	71,481	52,845
Net Increase (Decrease) from Capital Share Transactions	64,995	51,419
Total Increase (Decrease)	133,977	(3,265)
Net Assets
Beginning of Period	1,975,789	1,979,054
End of Period[2]	2,109,766	1,975,789

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $33,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $127,000 and ($2,000).

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.69	$12.00	$12.22	$11.66	$12.57
Investment Operations
Net Investment Income	. 425[1]	.430	.427	.431	.433
Net Realized and Unrealized Gain (Loss)
on Investments	. 494	(. 289)	(.167)	. 582	(. 910)
Total from Investment Operations	.919	.141	.260	1.013	(.477)
Distributions
Dividends from Net Investment Income	(. 422)	(. 430)	(. 427)	(. 431)	(. 433)
Distributions from Realized Capital Gains	(. 097)	(. 021)	(. 053)	(. 022)	—
Total Distributions	(. 519)	(. 451)	(. 480)	(. 453)	(. 433)
Net Asset Value, End of Period	$12.09	$11.69	$12.00	$12.22	$11.66

Total Return[2]	8.03%	1.06%	2.17%	8.82%	-3.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$235	$234	$241	$246	$246
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.57%	3.50%	3.54%	3.58%	3.60%
Portfolio Turnover Rate	19%	19%	25%	20%	35%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.69	$12.00	$12.22	$11.66	$12.57
Investment Operations
Net Investment Income	. 437[1]	.443	.436	.441	.442
Net Realized and Unrealized Gain (Loss)
on Investments	. 494	(. 289)	(.167)	. 582	(. 910)
Total from Investment Operations	.931	.154	.269	1.023	(.468)
Distributions
Dividends from Net Investment Income	(. 434)	(. 443)	(. 436)	(. 441)	(. 442)
Distributions from Realized Capital Gains	(. 097)	(. 021)	(. 053)	(. 022)	—
Total Distributions	(. 531)	(. 464)	(. 489)	(. 463)	(. 442)
Net Asset Value, End of Period	$12.09	$11.69	$12.00	$12.22	$11.66

Total Return[2]	8.14%	1.16%	2.25%	8.91%	-3.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,875	$1,742	$1,738	$1,755	$1,648
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.67%	3.60%	3.62%	3.66%	3.68%
Portfolio Turnover Rate	19%	19%	25%	20%	35%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2017, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $127,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,085,985	—
Futures Contracts—Assets[1]	228	—	—
Futures Contracts—Liabilities[1]	(237)	—	—
Total	(9)	2,085,985	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at November 30, 2017, the fund had short-term and long-term capital gains of $811,000 and $10,834,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2017, the cost of investment securities for tax purposes was $2,009,110,000. Net unrealized appreciation of investment securities for tax purposes was $76,875,000, consisting of unrealized gains of $82,859,000 on securities that had risen in value since their purchase and $5,984,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2017, the fund purchased $432,454,000 of investment securities and sold $373,797,000 of investment securities, other than U.S. government securities and temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $241,595,000 and $200,990,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New Jersey Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	55,947	4,708	60,927	4,953
Issued in Lieu of Cash Distributions	8,325	702	7,614	620
Redeemed	(70,758)	(5,959)	(69,967)	(5,706)
Net Increase (Decrease)—Investor Shares	(6,486)	(549)	(1,426)	(133)
Admiral Shares
Issued	247,903	20,877	231,989	18,845
Issued in Lieu of Cash Distributions	56,853	4,791	49,076	3,997
Redeemed	(233,275)	(19,704)	(228,220)	(18,562)
Net Increase (Decrease)—Admiral Shares	71,481	5,964	52,845	4,280

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and the Shareholders of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Free Funds, hereafter referred to as the “Funds”) as of November 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 16, 2018

Special 2017 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2017, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt fund distributed $16,538,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2017	11/30/2017	Period
Based on Actual Fund Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,003.55	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,026.85	$0.97
Admiral Shares	1,000.00	1,027.36	0.46
Based on Hypothetical 5% Yearly Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.12	$0.96
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.19%
for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt
Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market
Funds Average thereafter.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
NJ Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New Jersey Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New Jersey Long-Term Tax-Exempt Fund. The Index is licensed for use by The
Vanguard Group, Inc. (Vanguard) as the sponsor of the New Jersey Long-Term Tax-Exempt Fund. Bloomberg and Barclays’
only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New Jersey Long-Term Tax-Exempt Fund
or the owners of the New Jersey Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New Jersey Long-Term Tax-Exempt Fund. Investors acquire the New Jersey Long-Term Tax-Exempt Fund from
Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New Jersey Long-Term Tax-Exempt Fund. The New Jersey
Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New
Jersey Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New Jersey Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey
Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the
Issuer or the owners of the New Jersey Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER
BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS
INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED
WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR
A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED
THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR
TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG
NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED
PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR
BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT
OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH,
RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH
RESPECT TO THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays
Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2017 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012018

Item 2 : Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3 : Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4 : Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2017: $66,000
Fiscal Year Ended November 30, 2016: $66,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2017: $8,424,459
Fiscal Year Ended November 30, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees. Fiscal Year Ended November 30, 2017: $3,194,093 Fiscal Year Ended November 30, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees. Fiscal Year Ended November 30, 2017: $0 Fiscal Year Ended November 30, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant s independence.

The Registrant s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant s independence.

Item 5 : Audit Committee of Listed Registrants.

Not Applicable.

Item 6 : Investments.

Not Applicable.

Item 7 : Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8 : Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9 : Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10 : Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11 : Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 : Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable. Item 13 : Exhibits. (a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2018
VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2018

* By: /s/ Anne E. Robinson Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.